Fair Value Measurements - Schedule of Gross Holding Gains and Fair Value of Held-to-maturity Securities (Details) - BOWX ACQUISITION CORP [Member] - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	May 18, 2020
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account — U.S. Treasury Securities	$ 483,078,641			$ 483,227,051
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 16,168,533	$ 25,962,932	$ 16,634,933	13,292,400
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account — U.S. Treasury Securities		483,078,641		483,227,051
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		16,168,533		13,292,400
Total fair value				496,519,451
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account — U.S. Treasury Securities		483,078,641		483,227,051
Liabilities, Fair Value Disclosure [Abstract]
Total fair value				483,227,051
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		$ 16,168,533		13,292,400
Total fair value				$ 13,292,400